Earnings (Loss) Per Share - Schedule of Shares Excluded from Calculation of Diluted EPS (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)	8,157,944	8,127,944
Public warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)	2,519,869	2,519,869
Private Placement Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)	4,333,333	4,333,333
Penny Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)	1,304,742	1,274,742